COMMISSIONS AND FEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Commissions and fees
Card fees amortization period	12 months
Total commissions and fees	$ 11,848	[1]	$ 13,032	$ 12,941
Investment banking
Commissions and fees
Total commissions and fees	3,423		3,687	3,315
Trading-related
Commissions and fees
Total commissions and fees	2,345		2,503	2,563
Credit cards and bank cards
Commissions and fees
Total commissions and fees	1,786		2,227	2,472
Trade and securities services
Commissions and fees
Total commissions and fees	1,735		1,871	1,847
Other consumer
Commissions and fees
Total commissions and fees	685		885	911
Corporate finance
Commissions and fees
Total commissions and fees	493		531	516
Checking-related
Commissions and fees
Total commissions and fees	497		531	551
Loan servicing
Commissions and fees
Total commissions and fees	404		380	500
Other
Commissions and fees
Total commissions and fees	$ 480		$ 417	$ 266

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.